Convertible Notes Payable (Details) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended
	Jul. 29, 2021	Feb. 03, 2021	Oct. 07, 2020	Sep. 08, 2020	Jun. 12, 2020	Jun. 12, 2020	Jan. 03, 2020	Dec. 27, 2019	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes Payable (Details) [Line Items]
Interest expense on convertible debt																$ 0
Principal amount											$ 0			$ 260,000
Convertible promissory note, description					KBL entered into a $1,666,667 10% Secured Convertible Promissory Note and $138,889 10% Senior Secured Convertible Extension Promissory Note (together the “Dominion Convertible Promissory Notes”) with Dominion Capital LLC (“Dominion”), which was issued to Dominion in conjunction with 20,000 shares of common stock (the “Dominion Commitment Shares”) and assumed a discount of $722,996, which has been amortized to interest expense over the term of the debt.
Interest expenses																$ 146,822
Secured convertible promissory note		$ 7,500			$ 1,657,522	$ 1,657,522
Secured convertible promissory note, percentage		1250.00%			10.00%
Senior secured convertible promissory note					$ 138,889	$ 138,889
Senior secured convertible promissory note, percentage					10.00%
Shares of common stock (in Shares)				5,000	1,250	1,250			470,000			470,000		23,357
Debt discount				$ 800,421	$ 685,615	$ 685,615
Maturity date						Aug. 31, 2021
Conversion price (in Dollars per share)																$ 105.6
Interest expense									$ 11,634	$ 7,348		$ 34,796	$ 22,117		26,667	$ 186,208
Secured convertible promissory note,percentage				10.00%
Aggregate principal balance														$ 1,234,333
Accrued interest														105,850	$ 37,960
Fair value amount														1,941,124
Common stock exercise price (in Dollars per share)		$ 141.4
Share warrants aggregate value	$ 1,156,177
Fair value of the common stock	1,060,500
Fair value of the alpha warrant	95,677
Bridge notes issued							$ 82,500	$ 250,000
Aggregate outstanding principal of convertible notes							$ 332,500	$ 332,500
KBL commons stock (in Shares)							17,500,000	17,500,000
Conversion price of convertible debt (in Dollars per share)							$ 6	$ 6
Discounted note conversion price							60.00%	60.00%
Bridge notes interest rate							15.00%	15.00%
Convertible promissory note, description																Pursuant to the terms of the Amended Bridge Notes, the principal under each Amended Bridge Note is increased by 10%, which can be converted; the number of conversion shares is equal to (A) the outstanding principal amount plus interest being converted, divided by (B) the lesser of (i) $4.23 per share or (ii) the per share price equal to 0.60 multiplied by the per share price of one share of common stock sold by the Company as part of a PIPE transaction.
Percentage of amendment or modification in cash flows			10.00%
Aggregate of shares of common stock								the holders of the Company’s convertible bridge notes, which were issued on December 27, 2019 and January 3, 2020 to various purchasers, converted an aggregate of $432,384, which included accrued interest of $66,633 owed under such convertible bridge notes, into an aggregate of 7,920 shares of common stock pursuant to the terms of such notes, as amended, at a conversion price of $54.60 per share.
Accrued interest														$ 96,208
Converted into common stock (in Shares)														2,969
Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)														$ 49
Interest expense																$ 24,019
Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)														$ 65.8
Interest expense																$ 38,874
Dominion Capital LLC [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)																$ 105.6
Interest expenses																$ 31,080
Kingsbrook Convertible Promissory Note [Member]
Convertible Notes Payable (Details) [Line Items]
Maturity date																Feb. 11, 2021
Interest expense																$ 10,010
Alpha Convertible Promissory Note [Member]
Convertible Notes Payable (Details) [Line Items]
Maturity date																Apr. 07, 2021
Conversion price (in Dollars per share)																$ 105.6
Interest expense											270,000					$ 58,510
Amortization of debt discount											10,000
Accrued interest on convertible debt											$ 1,873
Alpha Capital Note [Member]
Convertible Notes Payable (Details) [Line Items]
Aggregate carrying value	$ 1,156,177
Interest on Convertible Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Interest expense																109,767
Amortization of debt discount																$ 42,529
Business Combination [Member]
Convertible Notes Payable (Details) [Line Items]
Amortized interest expense				$ 1,111,111